Capital assets - Change in Vermilion's capital assets (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Capital assets [Line Items]
Balance at January 1		$ 4,824,195
Impairment reversal	$ 144,400
Balance at December 31	5,691,522	5,691,522	$ 4,824,195
Property, plant and equipment	5,691,522	5,691,522	4,824,195
Capital assets [Member]
Disclosure of Capital assets [Line Items]
Balance at January 1		4,824,195	3,107,104
Acquisitions		572,535	180,806
Additions		528,056	339,390
Increase in right-of-use assets		13,871	551
Transfers from exploration and evaluation assets		1,223	11,495
Impairment reversal		192,094	1,302,619
Depletion and depreciation		(546,381)	(538,704)
Changes in asset retirement obligations		65,462	528,714
Foreign exchange		40,467	(107,780)
Balance at December 31	5,691,522	5,691,522	4,824,195
Property, plant and equipment	5,691,522	5,691,522	4,824,195
Capital assets [Member] | Cost
Disclosure of Capital assets [Line Items]
Balance at January 1		10,849,047
Balance at December 31	12,058,520	12,058,520	10,849,047
Property, plant and equipment	12,058,520	12,058,520	10,849,047
Capital assets [Member] | Accumulated depletion, depreciation, and impairment
Disclosure of Capital assets [Line Items]
Balance at January 1		(6,024,852)
Balance at December 31	(6,366,998)	(6,366,998)	(6,024,852)
Property, plant and equipment	$ (6,366,998)	$ (6,366,998)	$ (6,024,852)